Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Payments of Stock Issuance Costs	$ 0	$ 4,830